Risk/Return Detail Data - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Sustainable International Equity Fund /Fidelity® Sustainable International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Sustainable International Equity Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate	50.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Allocating investments across different countries and regions. In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	16.38%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	11.66%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(7.67%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | Fidelity Sustainable International Equity Fund
Risk/Return:
Management fee	0.77%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	1.77%	[2]
Total annual operating expenses	2.54%
Fee waiver and/or expense reimbursement	1.49%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
1 year	$ 107
3 years	598
5 years	1,169
10 years	$ 2,723
Annual Return, Inception Date	Feb. 10, 2022
2023	13.35%
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | Return Before Taxes | Fidelity Sustainable International Equity Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	13.35%
Since Inception	(5.16%)	[4]
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | After Taxes on Distributions | Fidelity Sustainable International Equity Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	13.13%
Since Inception	(5.27%)	[4]
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | After Taxes on Distributions and Sales | Fidelity Sustainable International Equity Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	8.42%
Since Inception	(3.77%)	[4]
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | IXWRT
Risk/Return:
Label	MSCI EAFE ESG Leaders
Past 1 year	18.82%
Since Inception	0.80%
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | MS001
Risk/Return:
Label	MSCI EAFE Index
Past 1 year	18.49%
Since Inception	1.68%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From February 10, 2022 .